Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Profit (Loss) from Continuing Operations Before Income Taxes	Profit (loss) from continuing operations before income taxes consisted of:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Non-PRC	(44,550)	(29,722)	(23,063)
PRC	(11,105)	836	(4,863)

	(55,655)	(28,886)	(27,926)

Schedule of Income Tax Benefit (Expense)	Income tax benefit (expense) comprised of:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Current	-	(343)	1,794
Deferred	445	284	(789)

	445	(59)	1,005

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate	The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023 applicable to the PRC operations to income tax expense was as follows:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Loss before income taxes	(55,655)	(28,886)	(27,926)

Income tax income computed at the statutory income tax rate at 25%	13,914	7,220	6,982
Non-deductible expenses	(1,095)	71	(83)
Non-taxation income	-	19	17
Unrecognized tax benefits			1,967
Preferential rate	(935)	1,970	(469)
Current and deferred tax rate differences	(709)	299	307
Foreign rate differences	(3,316)	(3,682)	(46)
Change of valuation allowance	(8,024)	(6,860)	(8,356)
Prior year provision to return true up	-	-	117
R&D super deduction	610	904	569

Income tax (expense) benefit	445	(59)	1,005

Schedule of Significant Components of Deferred Taxes	The significant components of deferred taxes were as follows:
	As of December 31,
	2022	2023
	$	$
Deferred tax assets
Inventories provision	32	-
Accrued salary and welfare payable	217	44
Property, plant and equipment	175	-
Total deferred tax assets	424	44

Deferred tax liabilities
Intangible assets	15	15
Deferred cost of revenue	-	111
Others	894	1,186
Total deferred tax liabilities	909	1,312

Schedule of Roll-Forward of Unrecognized Tax Benefits	A roll-forward of unrecognized tax benefits is as follows:
	For the years ended December 31,
	2021	2022	2023
	$	$	$
Balance at beginning of year	2,124	2,174	1,990
Reversal based on tax positions related to prior years	-	-	(1,990)
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	50	(184)	-

Balance at end of year	2,174	1,990	-